February 9, 2024
VIA EDGAR
The United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:
Nationwide Life Insurance Company
Nationwide Defined Protection Annuity 2.0 on Form S-1
1933 Act File No. 333-275629
Dear Ms. Hahn:
On behalf of Nationwide Life Insurance Company ("Nationwide" or "we"), transmitted for filing with this letter is Pre-Effective Amendment No. 1 to the above-referenced Registration Statement. The filing is being made electronically via EDGAR in accordance with Regulation S-T.
On November 17, 2023, Nationwide filed a Registration Statement on Form S-1 for an Individual Single Purchase Payment Deferred Annuity Contract to be issued by Nationwide. Nationwide received your written comments to the Registration Statement on January 16, 2024. Each comment is restated below and is followed by Nationwide’s response. Pre-Effective Amendment No. 1 reflects changes based on your written comments and Nationwide’s responses thereto, and includes other miscellaneous disclosure changes. We will provide you with courtesy copies of this response letter, as well as the "marked" prospectus, via email.
General
1.
Please provide all missing information, including all appendices, exhibits, and financial statements in the next pre-effective amendment to the registration statement. We may have further comments when you include the omitted information.
Response. Nationwide confirms that all missing information, including all appendices, exhibits and financial statements, will be updated and filed in a pre-effective amendment to the registration statement.
2.
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.
Response. Nationwide will be solely responsible for the benefits and features associated with the Contract.
3.
Where a comment is made regarding the disclosure in one location, it is applicable to all similar disclosure appearing elsewhere in the registration statement, including the summary. Further, where disclosure is requested to be added in one place, please add similar disclosure to all other sections of the prospectus where such disclosure would be relevant. For example, disclosure requested on the cover page should also be reflected in the summary, risk factors, and elsewhere as appropriate.

Response. The Registrant acknowledges that, where changes are made in response to a comment with respect to disclosure in one location, and that, if applicable to other locations in the registration statement, any such changes have been made in all applicable locations.
4.
Please confirm supplementally that the rates and assumptions reflected in all examples provided throughout the prospectus are reasonable in light of current and anticipated market conditions.
Response. Nationwide confirms that the rates and assumptions reflected in all examples provided throughout the prospectus are reasonable considering current and anticipated market conditions and reasonable in light of what feature(s) the example(s) is intending to illustrate.
Cover Page
5.
In the first paragraph, please revise the first sentence ("This prospectus describes ...") to add at the end: "including material state variations and financial intermediary variations."
Response. We have added this clause and the first sentence now reads as follows:
This prospectus describes the Nationwide Defined Protection® Annuity 2.0 Contract (the "Contract"), including all material rights and obligations under the Contract, including material state variations and financial intermediary variations.
6.
Please state that if the Contract is purchased through a tax-qualified IRA or plan, the Contract provides no additional tax benefit to the investor beyond those already provided under the tax-qualified IRA or plan. Also add this statement to "Contract Types and Federal Tax Considerations."
Response. We have added this disclosure as the fourth sentence to the second paragraph as follows (note: the change for comment 7 is the second sentence):
The Contract is issued by Nationwide Life Insurance Company. Only one Purchase Payment is allowed under the Contract. The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. If the Contract is purchased as a Qualified Plan, IRA, Roth IRA, SEP IRA, or Simple IRA, the Contract will not provide any additional tax deferral benefits.
7.
Please add a prominent statement that the Company allows only one Purchase Payment per Contract.
Response. We have added this disclosure as the second sentence to the second paragraph as follows (note that the change for comment 6 is the fourth sentence):
The Contract is issued by Nationwide Life Insurance Company. Only one Purchase Payment is allowed under the Contract. The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. If the Contract is purchased as a Qualified Plan, IRA, Roth IRA, SEP IRA, or Simple IRA, the Contract will not provide any additional tax deferral benefits.
8.
In the second paragraph, please add disclosure stating that: (a) withdrawals taken at any time will proportionally reduce the Death Benefit, perhaps by more than the amount withdrawn; and (b) withdrawals from an Index Strategy before the end of its term will reduce the strategy value proportionately and will be subject to a Daily ISE Percentage that may be negative and that may reduce the Index Strategy Value by substantially more than the amount withdrawn. Please ensure that disclosure regarding proportionate reductions of the death benefit and strategy value as well as the potential application of a negative Daily ISE Percentage are made throughout the prospectus when discussing the impact of withdrawals under the Contract.
Response. Two primary features of this product distinguish it from some other products in the RILA space, and these features may have been inadequately highlighted in the prospectus, which are the daily floor provided by the Protection Level and the daily Index Strategy earnings valuation.
1) Daily Floor: The Daily ISE Percentage is equal to the greater of the floor provided by the Protection Level (which is the Protection Level minus 100%) and the Daily Pre-Protection Level ISE Percentage. The Daily Pre-Protection Level ISE Percentage is the percentage of gain or loss in the Index Strategy Value from the start of the Strategy Term to the calculation date prior to applying the Protection Level. The Daily Pre-Protection Level ISE Percentage includes proxy fair values of the hypothetical derivatives calculated using an options valuation model (the Black

Scholes model). The model uses a variety of market inputs to estimate the derivative’s value on a specific day. If the Daily Pre-Protection Level ISE Percentage calculation produces a negative rate of return that is less than the floor provided by the Protection Level, the Daily ISE Percentage will equal the floor.
2) Daily Earnings Valuation: At the end of each Business Day, the Index Strategy Earnings calculated using the method in 1), regardless of whether they are positive or negative, are then added to the Index Strategy Basis to determine the Index Strategy Value for that day. That Strategy Value is then used to calculate the Contract Value for that day. This Contract Value is "locked in" daily and is the actual amount available for transactions on that day (such as partial withdrawals, full surrender, transfers, Death Benefit, Annuitization) and there is no additional interim value ‘adjustment’ or ‘application’ to earnings or value if any transactions are performed.
Thus, the product does provide certain protection from losses prior to the end of the Strategy Term. The value of each Index Strategy is calculated and applied daily, subject to the floor, and this is used to provide the daily Contract Value. In addition, this product provides minimum nonforfeiture value for Index Strategies with 100% Protection Levels (in addition to the Fixed Strategy), which also provides a manner of "protection" against certain losses.
With respect to comment (a) to add that "withdrawals taken at any time will proportionally reduce the Death Benefit, perhaps by more than the amount withdrawn," this statement is not correct when the death benefit is based on the Contract Value, where a withdrawal is reduced dollar for dollar. Therefore, we have added a sentence with an accurate description (and broke out the second paragraph into two paragraphs) with respect to the impact to the death benefit when it is based on return of premium as follows:
Nationwide has designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. If the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced by any withdrawals taken prior to the end of a Strategy Term. Withdrawals taken during the first six years of the Contract, including a full surrender, may be subject to a contingent deferred sales charge and market value adjustment which may reduce the amount of the withdrawal. All or a portion of any withdrawal may be subject to federal income taxes and withdrawals before age 59½ may be subject to a 10% penalty tax.
With respect to comment (b), to add "withdrawals from an Index Strategy before the end of its term will reduce the strategy value proportionately and will be subject to a Daily ISE Percentage that may be negative and that may reduce the Index Strategy Value by substantially more than the amount withdrawn" is also not correct. The reduction in Strategy Value equals the amount of the withdrawal, but a reduction to the Index Strategy Basis might be more or less than the amount withdrawn, and there is no additional interim value calculation imposed on the withdrawal. Therefore, we did not include this statement.
9.
In the third paragraph, please clarify that Index Strategies receive positive or negative earnings at the end of a one or three-year period based in part on the performance of a specific market index over that period, subject to a level of protection against loss.
Response. We have made this change to the disclosure, which now reads as follows:
The Contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the Contract offers as investment options a Fixed Strategy providing principal protection and a guaranteed fixed rate of interest, and Index Strategies that may be selected. At the end of the Strategy Term, Index Strategy earnings can be positive, negative, or equal to zero and are based in part on the performance of a specified market index over that Strategy Term, subject to a level of protection against loss. At any time after the first two years of the Contract, the contract owner may elect to enter the annuitization phase, during which the investment options are no longer available, and Nationwide makes periodic income payments to the Annuitant.
10.
Please also identify in the Index name or by parenthetical each Index that is a price index each time the Index is referenced in the prospectus.

Response: The S&P 500® Average Daily Risk Control 10% USD Price Return Index, the S&P 500 and the MSCI EAFE Index are the only price return indexes, and we have made the revisions requested throughout the prospectus to indicate that the S&P 500 and MSCI EAFE Index are price return indexes since those names do not contain "Price Return Index" by including the following footnote for these three indexes in several places:
*This is a price return index.
11.
Please prominently state in the sixth paragraph that the Company reserves the right to add or remove the Index Strategies offered, change the Indexes, and limit the number of offered Index Strategies to only one. Please state that if all but one Index Strategy is terminated, the Contract owner will be limited to investing in only that investment option with terms that may not be acceptable to the owner, and make this change to similar disclosure elsewhere in the prospectus.
Response. We have added the following disclosure after the index table on the cover page:
Nationwide reserves the right to add or remove the Index Strategies offered, change the Indexes, and limit the number of offered Index Strategies to only one.
The comment requests that we add "if all but one Index Strategy is terminated, the Contract owner will be limited to investing in only that investment option with terms that may not be acceptable to the owner" but this is not accurate since the Fixed Strategy will always be available as an investment option too.
12.
In the sixth paragraph:
•
Please briefly disclose what happens at the end of a Strategy Term if the Contract Owner does not provide instructions on allocating funds invested in the Strategy.
•
Please clarify that Index Strategies available for a new Strategy Term could have different terms.
•
Please clarify that amounts transferred pursuant to the Performance Lock feature will be subject to the Daily ISE Percentage, which could be negative and which could lock in a loss. Given the potential risks associated with the Performance Lock feature, please do not characterize it as a "right" under the Contract.
Response. We have made the following revisions to this paragraph to address these three points:
Each Strategy has a start and end date, and the duration between those two dates is referred to as the "Strategy Term." At the end of a Strategy Term, a contract owner may allocate funds to the same Strategy, if available, or transfer funds to another Strategy available for investment. Index Strategies available for a new Strategy Term may have different Crediting Factors. If Nationwide does not receive instructions, the Contract Value will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy Term. Transfers between Strategies are not permitted until the end of a Strategy Term unless a contract owner exercises the "Performance Lock" feature, which allows a one-time transfer from an Index Strategy to the Fixed Strategy during a Strategy Term if that Index Strategy's performance is above the floor provided by the Protection Level. The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and, if negative when amounts are transferred may result in a loss.
13.
In the first bullet following the seventh paragraph, please state the Contract’s minimum Protection Level guaranteed for the life of the Contract. If this level is lower than the Protection Levels currently offered, then please also disclose the maximum loss, as a percentage, that a Contract Owner could experience under this guaranteed minimum.
Response. We have included that information and revised the bullet as follows:
•
The Protection Level is the amount of downside protection on negative Index Strategy Earnings for a given Strategy Term. The Protection Level is presented as a percentage and a higher Protection Level percentage provides more protection against loss than a lower Protection Level percentage. If you select a Strategy with a 90% Protection Level, your Index Strategy Earnings cannot be lower than -10%. If you select a Strategy with a 95% Protection Level, your Index Strategy Earnings cannot be lower than -5%. If you select a Strategy with a 100% Protection level, your Index Strategy Earnings cannot be lower than 0%. At the Contract’s minimum Protection Level of 75% (guaranteed for the life of the Contract), Index Strategy Earnings cannot be lower than -25% for any Strategy Term.
We have also added the following disclosure where appropriate in sections of the prospectus discussing the Protection Level:
Each Strategy has its own Minimum Protection Level. Regardless of the Strategy, a Protection Level will never be lower than 75% for any Strategy Term.
14.
In the second bullet following the seventh paragraph, please state the minimum Participation Rate guaranteed for the life of the Contract.
Response. We have revised the fourth sentence in that bullet to be consistent with this comment as follows:
•The Participation Rate acts as a multiplier because it has the effect of multiplying the performance of the Index, positive or negative. If the Participation Rate is greater than 100%, it increases upside potential while also increasing risk of loss. Conversely, if the Participation Rate is lower than 100%, it decreases upside potential while also decreasing risk of loss. While Participation Rates may be set above 100%, the Minimum Participation Rate guaranteed for the life of the Contract is 5%. A low
Participation Rate would cause a Strategy to participate in the performance of the linked index to only a small extent. Application of the Participation Rate will not cause an Index Strategy Earnings to drop below the floor protection provided by the Protection Level.

15.
In the third bullet following the seventh paragraph, please state the maximum Strategy Spread guaranteed for the life of the Contract. Please also be clear that the stated rate for an Index Strategy is for a one-year period, and for Index Strategies with 3-year Segment Terms, the stated rate will be multiplied by 3 before being applied to reduce Index gains and amplify Index losses.
Response. We have included that information and revised the bullet as follows:
•
The Strategy Spread is an annualized* percentage used as a deduction in the calculation of gains and losses. The Strategy Spread operates to negatively impact the performance of the Strategy. This means it will reduce gains and potentially increase losses. The Strategy Spread can result in losses under a Strategy even if the linked Index has increased in value; however, application of the Strategy Spread will not cause the performance of an Index Strategy to drop below the floor protection provided by the Protection Level. For each Index Strategy, the Maximum Strategy Spread guaranteed for the life of the Contract, is the initial Strategy Spread when that Strategy was first made available to that Contract plus 2%.
*The stated Strategy Spread is for a one-year period. For a Strategy with a 3-year Strategy Term, the Strategy Spread will be multiplied by 3 before being applied at the end of the Strategy Term.
We also added the following disclosure to the "Strategy Spread" section in the "Summary" section to better explain the annualized Strategy Spread concept:
5. Strategy Spread
The Strategy Spread is an annualized percentage used as a deduction in the calculation of an Index Strategy’s performance. A Strategy Spread greater than 0% always has the effect of reducing an Index Strategy’s performance. An Index Strategy will never have a Strategy Spread lower than 0%.
The impact of a Strategy Spread increases over the course of the Strategy Term, reaching its full impact on the Strategy Term End Date. For instance, if a Strategy with a 1-year Strategy Term has a Strategy Spread of 2%, the impact of the Strategy Spread will not reach 2% until the Strategy Term End Date. If a Strategy with a 3-year Strategy Term has a Strategy Spread of 2%, the impact of the Strategy Spread will not reach 6% (2% per year) until the Strategy Term End Date.
16.
To aid investor understanding as to how the Participation Rate and Strategy Spread work together to impact positive and negative Index performance, please provide a fourth bullet that sets forth a numerical example showing the extent to which performance can affect interest credited (e.g., one example assuming a 3% Strategy Spread, a 50% Participation Rate, and 10% Index Performance and a second example assuming a 3% Strategy Spread, a 125% Participation Rate, and -10% Index Performance).

Response. Since it would be hard to keep such examples short and concise, and in order to keep the cover page to a reasonably short length, we suggest referring the reader to the "How are earnings calculated for an Index Strategy at the end of a Strategy Term?" section of the summary portion of the prospectus for the examples shown there, which fully demonstrate the impacts of the crediting factors on earnings. As such, we have amended the paragraph below the three bullets to read as follows:
Gains or losses related to the performance of a Strategy are referred to as "Index Strategy Earnings." Index Strategy Earnings may be positive, negative, or equal to zero. For examples of how the Protection Level, Participation Rate and Strategy Spread operate to impact Index Strategy Earnings at the end of a Strategy Term, please see the "How are earnings calculated for an Index Strategy at the end of a Strategy Term?" section of the Summary portion of this prospectus.
17.
Please revise the tenth paragraph to more prominently disclose that partial withdrawals including systemic withdrawals, exercise of the Performance Lock, required minimum distributions, full surrender, annuitization and death benefit payments could significantly reduce the values under the Contract, including the death benefit, and the amount of Index Strategy Earnings credited at the end of a Strategy Term due to the market value adjustment, the Daily ISE Percentage, proportionate withdrawal calculations, income taxes and tax penalties, and withdrawal charges.
Response. We have revised this paragraph to include this information as follows:
While the Contract offers varying levels of protection against loss, there is a risk of substantial loss of your principal investment. The risk of loss may be greater in the case of a partial withdrawal (including systematic withdrawals and required minimum distributions), a transfer under the Performance Lock feature, full surrender, Annuitization and Death Benefit payments, which could significantly reduce the values under the Contract, including the Death Benefit and the amount of Index Strategy Earnings credited at the end of a Strategy Term, due to the use of the Daily ISE Percentage, proportionate withdrawal calculations, and any CDSC, MVA, income taxes and tax penalties applicable to these transactions. A prospective purchaser should not buy the Contract if they are not willing to assume the risks associated with the Contract. See "Risk Factors" beginning on page 18.
Please add in bullet points the specific impacts withdrawals have under the Contract, including that:
•
Charges and adjustments could reduce amounts below the amount withdrawn and to less than the protection provided by the Protection Level to the Index Strategy(ies).
Response. We have added the following bullet:
•
Applicable CDSC, MVA, income taxes and tax penalties may reduce Strategy Value by more than the net withdrawal amount and to less than the protection provided by the Protection Level of the Index Strategy(ies).
•
The market value adjustment, withdrawal charges of up to 8%, and income tax and tax penalties may apply to amounts withdrawn from the Contract during the first six Contract years. Please also disclose the maximum potential loss, as a percentage, from a negative market value adjustment.
Response. It is difficult to quantify an actual percentage of maximum potential loss without a given set of assumptions. However, we have added the following bullet to address this comment (omitting taxes since they are applied at any time, not just during the first six contract years):
•
A market value adjustment and Contingent Deferred Sales Charges of up to 8% may apply to amounts withdrawn from the Contract during the first six Contract years. There is no limit to the maximum potential loss from a negative Market Value Adjustment, other than a negative MVA is limited to a value that would result in a full surrender value which is no less than the minimum nonforfeiture value for Index Strategies with a 100% Protection Level and the Fixed Strategy.
•
The Daily ISE Percentage will apply to amounts withdrawn from an Index Strategy before the end of its term. Please also disclose the maximum potential loss, as a percentage, from a negative Daily ISE Percentage.
Response. We have added the following bullet to explain the potential loss, but are unable to quantify a percentage:

•
The Daily ISE Percentage is used to calculate Index Strategy Earnings before the end of s Strategy Term, and if amounts withdrawn or otherwise deducted from an Index Strategy before the end of its Strategy Term, maximum potential losses from a negative Daily ISE Percentage are limited to the floor provided by the Protection Level and to an amount that would still provide the minimum nonforfeiture value for Index Strategies with a 100% Protection Level and the Fixed Strategy.
•
The Contract may not be appropriate if an investor intends to take ongoing withdrawals, such as systematic withdrawals or required minimum distributions, particularly during an Index Strategy Term.
Response. We have added the following bullet:
•
Based on an investor's risk tolerance and the Strategies selected, the Contract may not be appropriate if an investor intends to take ongoing withdrawals, such as systematic withdrawals or required minimum distributions, particularly during an Index Strategy Term.
18.
In the eleventh paragraph, please make the second sentence, "Prospective purchasers should consult with a financial professional..." more prominent (e.g., in bold type).
Response. We have bolded this sentence as requested, and the paragraph now appears as follows:
Index-linked annuity contracts are complicated investments. Prospective purchasers should consult with a financial professional about the Contract's features, benefits, risks, and fees and whether the contract is appropriate based upon his or her financial situation and objectives.
19.
In the twelfth paragraph, please disclose whether the amount refunded upon cancellation is subject to the market value adjustment and the Daily ISE Percentage. Also, please state that no withdrawal charge applies upon cancellation, if true. Please make these clarifications in the "Right to Examine and Cancel" section of the prospectus as well.
Response: We have added the requested disclosure and the paragraph now reads as follows:
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right, and no CDSC or MVA will apply to this cancellation. If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of the initial purchase payment applied during the free look period, less any withdrawals from the contract (including any CDSC, MVA and Daily ISE Percentage applied to those withdrawals), and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract (including any CDSC, MVA and Daily ISE Percentage applied to those withdrawals), and applicable federal and state income tax withholding. The Contract Value may be more or less than the initial purchase payment (see "Right to Examine and Cancel").
We have also added this same information to the language in the "Right to Examine and Cancel" section of the prospectus.
Defined Terms, pp.1-4
20.
Please clarify the difference between the Annuitization Date and the Annuity Commencement Date or consider using just one term. We note the prospectus tends to use the term Annuitization Date to discuss when annuity payments begin and that the term Annuity Commencement Date is used only in the section entitled "Annuity Commencement Date."
Response. We revised the definitions of "Annuitization Date" and "Annuity Commencement Date" as follows:
Annuitization Date - The date on which annuity payments begin. Beginning on the Annuitization Date, the only value associated with the contract is the stream of annuity payments as specified in the annuity option elected by the Annuitant.
Annuity Commencement Date - The date on which annuity payments are scheduled to begin. The Annuity Commencement Date is designated by the Contract Owner at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the

Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time subject to the requirements of the "Annuity Commencement Date" section.
21.
Daily Index Strategy Earnings Percentage (Daily ISE Percentage): Please revise the definition of the Daily ISE Percentage to clearly state that this percentage is an adjustment applied if amounts are withdrawn from an Index Strategy before the Strategy Term End Date, and that this adjustment could be negative and could result in loss. Please make sure this explanation of the Daily ISE Percentage is clear throughout the prospectus.
Response. We have revised the definition to address this comment as follows, and used this description consistently throughout:
Daily Index Strategy Earnings Percentage (Daily ISE Percentage) - A percentage used to calculate Index Strategy Earnings on any day during a Strategy Term other than the Strategy Term End Date. The Daily ISE Percentage does not apply to the Fixed Strategy. The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and, if negative when amounts are transferred may result in a loss.
22.
Market Value Adjustment (MVA): Please clarify that the MVA adjustment could be positive or negative, and that the MVA could result in loss.
Response. We have revised the definition in accordance with this comment as follows:
Market Value Adjustment (MVA) - An adjustment that may be applied if a partial withdrawal or full surrender is taken during the first six Contract Years. An MVA, when applied, may be positive, negative, or equal to zero. If an MVA is negative, it will decrease the withdrawal or full surrender amount.
23.
Please consider adding a definition for "Withdrawal" and clarify whether withdrawals include required minimum distributions, transactions such as annuitization and payment of Death Benefits, and Performance Locks.
Response. We reviewed the current disclosure and clarified in various areas of the prospectus when a withdrawal would or would not include RMDs, systematic withdrawals, annuitization, and/or death benefit payments. However, we did not include a definition for "withdrawal" since the current disclosure approach along with the updates made in this most recent Pre-Effective Amendment provide clear disclosure as to when there are exceptions to the treatment of a withdrawal.
Summary
24.
Please remove the last sentence of the first paragraph of the Summary. The prospectus should describe all material state variations and financial intermediary variations.
Response. We have deleted that sentence.
What is the Purpose of the Contract - The Contract in General, p. 5
25.
In the last sentence of the third paragraph, please add that an investor should not buy the Contract if they plan to take ongoing withdrawals during an Index Strategy Term.
Response. We have added disclosure to this paragraph (to be consistent with the disclosure we added to the cover page) as follows:
While the Contract provides varying levels of protection against loss, you can lose money under the Contract. It is possible to lose a substantial amount of your principal investment. You should not buy the Contract if you are not willing to assume the risks associated with the Contract. See "Risk Factors." Additionally, you should not buy the Contract if you are looking for a short-term investment, or if you plan to take withdrawals in excess of the Free Withdrawal Amount during the first six years of the Contract. Based on an investor's risk tolerance and the Strategies selected, the Contract may not be appropriate if an investor intends to take ongoing withdrawals, such as systematic withdrawals or required minimum distributions, particularly during an Index Strategy Term.
Values Under the Contract, pp. 5-6

26.
Please revise the first four paragraphs on page 6 in accordance with plain English principles. In particular:
•
Please describe the interim valuation of an Index Strategy, as well as the Daily ISE Percentage, only in the context of withdrawals or Performance Locks occurring before the Strategy Term End Date. The current disclosure suggests that this daily valuation has other relevance under the Contract, such as a daily crediting of Index performance to the Index Strategy.
•
Along those same lines, please be sure to distinguish the daily interim valuation separate from the interest crediting occurring on the last date of the Strategy Term. The Term End ISE Percentage is calculated using the Crediting Factors applied to the actual Index Performance (point to point) while the Daily ISE Percentage is calculated against hypothetical investments in derivatives that provides an estimated value of what the Term End ISE Percentage will be on the Strategy Term End Date (a Black Scholes model) and is not directly related to the Index Performance. The current disclosure is not clear that these are two separate calculations done for two separate purposes, one to adjust the Index Strategy value in the event of premature withdrawals, and the other based on the change in Index performance over the term to credit positive or negative earnings to the investor’s Contract. Using one term – "Index Strategy Earnings" – to describe both Index Strategy values, and the over-use of defined terms when describing either valuation, could hamper investor understanding. It is also potentially misleading to refer to "earnings" being calculated and applied during the Strategy Term.
•
In the second paragraph, please clarify without the use of too many defined terms that Index Strategy Earnings are calculated point to point on the Strategy Term End Date after applying the Protection Level, Participation Rate, and Strategy Spread, and disclose the impact of such calculation on Index Strategy Earnings.
•
In the fourth paragraph on page 6, please explain why the Daily ISE Percentage may be negative even if the Index Performance is positive.
Response. We have revised this entire sub-section to be more easily readable and clear in both format, language and description. This section addresses the above four bulleted comments and now reads as follows:
Values Under the Contract
The value of the Contract is calculated at the end of each Business Day and is equal to the sum of the 1) Fixed Strategy Value and 2) Index Strategy Values for each of the Index Strategies, which in turn are calculated as follows:
1) Fixed Strategy Value: The Fixed Strategy has one-year Strategy Terms and credits interest daily at a fixed rate. The initial Fixed Strategy Rate is stated in the Contract and may be different for each subsequent Strategy Term, but is guaranteed to be at least 0.25%. The value of the Fixed Strategy is calculated at the end of each Business Day and equals the amount allocated to the Fixed Strategy plus any interest credited at the Fixed Strategy Rate. Withdrawals from the Fixed Strategy will reduce the value by the amount of the withdrawal (including any applicable CDSC, MVA and taxes).
2) Index Strategy Value: The value of an Index Strategy is calculated at the end of each Business Day and is equal to the Index Strategy Basis plus Index Strategy Earnings (which may be positive, negative, or equal to zero).
The Index Strategy Value is used when processing a partial withdrawal (including Systematic Withdrawals and required minimum distributions), a transfer under the Performance Lock feature, a full surrender, a Death Benefit payment, a transfer among Strategies, the calculation of any applicable charge or fee, or an annuitization request.
To calculate the Index Strategy Value, Nationwide first calculates the Index Strategy Basis, which is the amount the Contract Owner allocated to the Index Strategy at the beginning of the Strategy Term, minus adjustments for any withdrawals (including any applicable CDSC, MVA and taxes), and any fees taken during the Strategy Term. Nationwide then calculates the dollar amount of gain or loss which is referred to as Index Strategy Earnings.
The calculation of Index Strategy Earnings depends on at what point in time during a Strategy Term the Strategy Earnings are credited:

•
On the Strategy Term End Date: Index Strategy Earnings are calculated differently on the Strategy Term End Date, which is the last day of a Strategy Term, than they are on any other day during the Strategy Term.
•
On the Strategy Term End Date, Index Strategy Earnings are equal to the Term End ISE Percentage multiplied by the Index Strategy Basis. The Term End ISE Percentage is calculated on the Strategy Term End Date using the Participation Rate and Strategy Spread applied to the actual Index Performance between the beginning and end of a Strategy Term (i.e., on a "point-to-point" basis) for each Index Strategy. The Index Strategy Earnings applied to each Strategy is the greater of this calculation, which we call the "Adjusted Index Performance (AIP)" and the floor provided by the Protection Level. The Index Strategy Earnings, regardless of whether they are positive or negative, are then added to the Index Strategy Basis to determine the Index Strategy Value for that day. See "Valuing the Contract," "Index Strategy Earnings" and "Term End Index Strategy Earnings Percentage (Term End ISE Percentage)" sections.
•
On any day other than the Strategy Term End Date: On any other day other than the Strategy Term End Date, the Index Strategy Value is calculated by multiplying the Daily ISE Percentage by the Index Strategy Basis.
The Daily ISE Percentage is the greater of:
1) The floor provided by the Protection Level (calculated as the Protection Level minus 100%)
and
2) the Daily Pre-Protection Level ISE Percentage.
While the Term End ISE Percentage is calculated using the Crediting Factors applied to the actual net Index Performance (point to point), the Daily Pre-Protection Level ISE Percentage is instead calculated using a proxy fair market value methodology to value hypothetical investments in derivatives that provides an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date (a Black Scholes model) and is not directly related to the actual net Index Performance.
The Index Strategy Earnings calculated using this method, regardless of whether they are positive or negative, are then added to the Index Strategy Basis to determine the Index Strategy Value for that day. See "Valuing the Contract" and "Index Strategy Earnings."
This method of calculating the Index Strategy Value could result in a negative Daily ISE Percentage even if the Index Performance is positive, which may be due to the application of the Strategy Spread and factors used in calculating the Daily Pre-Protection Level ISE Percentage. This may result in losses prior to the Strategy Term End Date.
See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
Withdrawals, p. 6
27.
Please clarify that while Free Withdrawals are not subject to CDSC or MVA, they may be subject to the Daily ISE Percentage adjustment if the withdrawal is made before the end of a Strategy Term.
Response. We have amended the second paragraph under the "Withdrawals" section to address the Daily ISE Percentage as follows:
During the first six Contract Years, the Contract Owner may take withdrawals, called Free Withdrawals, that do not incur a CDSC or MVA. The total dollar amount of Free Withdrawals that can be taken each Contract Year is the Free Withdrawal Amount, which is the greater of 10% of the Contract Value as calculated on the first day of that Contract Year, or the amount required to meet minimum distribution requirements for this Contract under the Code. If amounts are withdrawn or otherwise deducted from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative, even for Free Withdrawals made under the Contract.
Death Benefit, p. 6

28.
We note the Contract is a single purchase payment deferred annuity contract. In the third sentence, please change "total Purchase Payments" to "Purchase Payment" since even multiple payments may be made as part of a single Purchase Payment and the Contract will not be issued until all such payments are received.
Response. We have made this change.
29.
Please add disclosure regarding the impact of the Daily ISE Percentage adjustment and proportionate reduction to index strategy value if the Death Benefit is taken prior to the end of a Strategy Term.
Response. We have added the following disclosure to this paragraph in accordance with this comment:
Death Benefit
The Contract provides a Death Benefit that may be triggered prior to the Annuitization Date upon the death of the Annuitant (or Co-Annuitant, if applicable). The Death Benefit depends upon the age of the Annuitant (and Co-Annuitant if applicable) at the time of application for the Contract. If the age of both the Annuitant and Co-Annuitant is less than or equal to age 75 at the time of application, the Death Benefit will be the greater of the Contract Value or the total Purchase Payment made to the Contract reduced by any withdrawals in the proportion that such withdrawals reduced the Contract Value on the date of the withdrawal. If the age of either the Annuitant or Co-Annuitant is greater than age 75 at the time of application, then the Death Benefit will be the Contract Value. The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if a Death Benefit is paid from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. If the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced by any withdrawals taken prior to the end of a Strategy Term. The Death Benefit is not subject to a CDSC or MVA. See "Death Benefit and Succession Rights."
How can the Contract be categorized under the Code? pp. 6-7
30.
In the paragraph following the bulleted disclosure, please clarify if the Contract will or will not provide additional tax deferral benefits to other categories of Contract (e.g., Qualified Plans, SEP IRAs, Simple IRAs).
Response. We have amended this paragraph in accordance with this comment as follows:
If the Contract is purchased as a Qualified Plan, IRA, Roth IRA, SEP IRA, or Simple IRA, the Contract will not provide any additional tax deferral benefits.
What fees or adjustments are assessed if a Contract Owner takes a partial withdrawal or a full surrender of the Contract? p. 6
31.
In this discussion of fees and adjustments on pages 6 and 7, please include a subsection that briefly discusses the Daily ISE Percentage adjustment.
Response. We have amended this section and removed the first paragraph and instead added a subsection for the Daily ISE Percentage to this section in accordance with this comment so that it includes the Daily ISE Percentage information with respect to withdrawals and full surrenders as follows:
Daily ISE Percentage
On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. The method used to calculate the Daily ISE Percentage may result in losses even when the Index Performance has increased since the beginning of the Strategy Term. If amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
32.
In the first paragraph, please clarify that a Daily ISE Percentage adjustment also will apply to Death Benefit payments and annuitization occurring during an Index Strategy Term.
Response. Since this subsection is specifically about partial withdrawals and full surrenders, we did not add that information here, but it has been added elsewhere as appropriate.

Please also disclose the impact of proportionate adjustments to the Death Benefit and to the value of an Index Strategy in connection with withdrawals.
Response. We have amended this section in accordance with this comment, so it now reads as follows:
What fees or adjustments are assessed if a Contract Owner takes a partial withdrawal or a full surrender of the Contract?
Partial withdrawals or a full surrender during the first six Contract Years that are in excess of the Free Withdrawal Amount are subject to a Contingent Deferred Sales Charge (CDSC) and a Market Value Adjustment (MVA). The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative.
Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. Similarly, if the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced.
33.
In the example showing the impact of a CDSC and negative MVA, please state that the amount of loss could be greater if a negative Daily ISE Percentage adjustment also applies.
Response. The Daily ISE Percentage is not a deduction from the withdrawal amount, so we did not include this information. The amount available for a withdrawal from an Index Strategy would be the Index Strategy Value on that particular day, which already reflects the Daily ISE Percentage calculation.
34.
In the discussion following this example, please be clear that while a CDSC and MVA may not apply to certain partial withdrawals or full surrender, a negative Daily ISE Percentage adjustment and proportionate adjustments to the Death Benefit and to the Index Strategy value could still apply upon partial withdrawal or full surrender.
Response. We have added the following paragraph after the four bullets in accordance with this comment:
While a CDSC and MVA may not apply to certain withdrawals or a full surrender, the Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. In addition, withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). Similarly, if the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced.
What are the investment options under the Contract? pp. 8-10
35.
Please clarify in the first paragraph of Index Strategies that earnings based on Index performance are credited at the end of the Strategy Term, and that the interim value of the Index Strategy will not change unless amounts are removed before the Strategy Term End Date.
Response. While it is true that earnings based on actual Index Performance are credited at the end of the Strategy Term, the ‘interim value’ of an Index Strategy is calculated daily and does change (regardless if amounts are removed), so we have added the following disclosure to the "Index Strategies" bullet:
•
Index Strategies - each Index Strategy is linked to the performance of an Index and has multiple components that impact your Index Strategy Earnings, either by adjusting the Index Performance or otherwise increasing or decreasing gain or loss. Earnings based on actual Index Performance are credited at the end of a Strategy Term. During a Strategy Term, the Index Strategy Value is calculated using the Daily ISE Percentage that is applied at the end of each Business Day. Each Index Strategy has a Strategy Term of 1 or 3 years and includes a defined level of downside protection that limits the amount of loss you can experience during a Strategy Term. We refer to this defined downside protection as a "Protection Level.

In the paragraph that follows, please revise to state that "all" rather than "some" Strategies have a Strategy Spread and that this Strategy Spread may be different each Strategy Term.
Response. We have replaced the sentence about the Strategy Spread with the following to make it clearer. A "Strategy Spread" is also included for each Index Strategy, which, if above 0%, reduces earnings.A "Strategy Spread" is also included for each Index Strategy, which, if above 0%, reduces earnings.
In the paragraph after this one, we have already disclosed that the Strategy Spread can change for Strategies offered in the future.
Risk Factors
Daily Index Strategy Earnings Potential (Daily ISE Percentage) Risk, p. 19
36.
Please clarify, if accurate, that Daily ISE Percentage is only applied if the Contract Owner takes a withdrawal, exercises a Performance Lock or the Right to Examine and Cancel provision, or begins Annuitization prior to the Strategy Term End Date.
Response. We have amended the third paragraph in accordance with this comment and it now reads as follows:
The Daily ISE Percentage may result in a loss even when the Index Performance has increased since the beginning of the Strategy Term. The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock or the Right to Examine and Cancel provision, or begins Annuitization before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative.
Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk), pp. 19-20
37.
Please clarify that the Participation Rates for Strategy Terms are for the entire term and not applied on an annual basis.
Response. We added the following paragraph after the three bullets about the Participation Rate and in other areas as appropriate, in accordance with this comment:
The Participation Rate for a Strategy Term is for the entire term and is not applied on an annual basis.
38.
Please clarify that the Strategy Spread is multiplied by the number of segment years and consider adding an example to show how the Strategy Spread may amplify Index gains and losses.
Response. We have added this information in accordance with this comment as a second bullet in that section as follows:
•
When determining the maximum impact that a Strategy Spread will have on your Index Performance, multiply the Strategy Spread by the number of years in the Strategy Term (e.g., if the Strategy Spread is 2% and the Strategy Term is 3 years, this will reduce the Index Performance (after it has been multiplied by the Participation Rate) by 6% at the end of the Strategy Term). See the "Strategy Spread" subsection in the "Index Strategies" section.
Reinvestment Risk, p. 20
39.
Please briefly discuss the risk that an Index Strategy may not be available after a Strategy Term End Date and the consequences of that if the Contract Owner does not specify a different allocation (e.g., amounts will be transferred to the Fixed Strategy where the contract owner could receive an interest rate as low as 0.25%).
Response. The last two sentences in this section discloses what occurs if an owner does not specific an allocation, but we have added the following disclosure to the first paragraph to clarify that the available Index Strategies may change:
Except in the limited circumstances under which we may substitute an Index, the Index, Strategy Term and Protection Level will not change for as long as we offer a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term. The Index Strategies available for a new Strategy Term may have different Crediting Factors, and we may add or remove the Index Strategies offered. You do not have the right to reject any Participation Rate or Strategy Spread that we declare for a future Strategy Term. If you do not wish to invest in any of the Strategies at some point in the future, your only option will be to fully surrender your Contract or annuitize your Contract (subject to limitations). A full surrender may be subject to a CDSC and an MVA, and may also have negative tax consequences.
Performance Lock Risk, pp. 20-21
40.
When discussing the Performance Lock, please prominently state that the Index Strategy Value will be subject to a Daily ISE Percentage adjustment before being transferred to the Fixed Strategy, and this adjustment may be negative and may result in loss. If a proportionate withdrawal calculation is also used when determining the Index Strategy Value in connection with a Performance Lock, please also make this clear.
Response. In accordance with this comment, we have added the following disclosure (note: there is no proportionate withdrawal calculation to determine Index Strategy Value):
Amounts transferred under the Performance Lock feature from an Index Strategy to the Fixed Strategy before the end of a Strategy Term are subject to a loss if the Daily ISE Percentage is negative.
41.
The prospectus states that if the Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level, the Contract Owner may exercise the Performance Lock. Please disclose in accordance with plain English principles what this means (e.g., the Lock will be effected so long as the Daily ISE Percentage does not adjust the Index Strategy Value below the Protection Level for that Strategy).
Response. We have added a sentence to the first paragraph to clarify this concept as follows:
Under the Performance Lock feature, if an Index Strategy’s Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level, the Contract Owner may transfer such Index Strategy Value to the Fixed Strategy prior to the Strategy Term End Date. This means that a Performance Lock is available for an Index Strategy so long as the Daily Pre-Protection Level ISE Percentage is greater than the floor provided by the Protection Level for that Strategy.
42.
Please state that because the Index Strategy Value will not be calculated until after the Contract Owner’s Performance Lock request is received, the Owner will not know the Index Strategy Value at the time they decide to lock in that value.
Response. We have added the following new second bullet to the Performance Lock Risk Section in accordance with this comment:
•
Because the Index Strategy Value will not be calculated until the end of the Business Day that the Contract Owner’s Performance Lock request is received, the Contract Owner will not know the Index Strategy Value at the time they decide to lock in that value.
43.
Please revise the first bullet to clarify that once the Performance Lock request is received by the Company, it may not be revoked.Response. The bullet has been revised in accordance with this comment as follows:
•
The Performance Lock feature can only be used once during an Index Strategy’s Strategy Term and only the full Index Strategy Value can be transferred. Performance Lock requests for partial amounts of Index Strategy Value will not be accepted. Once a Performance Lock request is received by Nationwide, it may not be revoked.
44.
Please state how a Contract Owner may obtain information on the current Index Strategy Value, and disclose that the Contract Owner should speak to his or her financial professional before executing a Performance Lock.
Response. In accordance with this comment, we have added the following paragraph after the bulleted list in the Performance Lock Risk section:
You may obtain information about your current Index Strategy Value(s) by contacting your financial professional or our Service Center. Because of the risks described herein, you should speak to your financial professional before exercising a Performance Lock.
Note to Reviewer: We have made updates to the Cyber Security Risk section that are the same changes that we will be making for all our products in our May 1 updates.
Fees and Deductions

45.
In this discussion on Fees and Deductions, please include a section that discusses the Daily ISE Percentage adjustment.
Response. We have added the following section above the Premium Taxes sub-section in the Fees and Deductions section:
Daily ISE Percentage
The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if amounts are withdrawn or otherwise deducted from an Index Strategy (including partial withdrawals, systematic withdrawals, required minimum distributions, exercise of the Performance Lock, full surrender, Annuitization and Death Benefit payments) before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. Over the life of the Contract, there is no limit to the maximum potential loss from a negative Daily ISE Percentage, other than it is limited to the floor provided by the Protection Level and to the minimum nonforfeiture value for Index Strategies with a 100% Protection Level and the Fixed Strategy. This means that there could be significantly less money available under your Contract for withdrawals, Annuitization, and the Death Benefit. The Daily ISE Percentage does not apply to the Fixed Strategy.
See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
46.
Please state that a negative Daily ISE Percentage adjustment, proportionate adjustments to the Death Benefit and to the Index Strategy value, taxes and penalties may still apply even if no CDSC or MVA is assessed on a withdrawal.
Response. In the "Waiver or Reduction of the CDSC or MVA" section we have added the following paragraph after the bulleted list:
While a CDSC and MVA may not apply to certain withdrawals or a full surrender, taxes and tax penalties may be incurred. In addition, the Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. In addition, withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). Similarly, if the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced.
General Information About the Contract
The Contract, p. 24
47.
Please clarify that during Annuitization, the Contract Value will not be invested in any Strategy.
Response. We have amended the second paragraph in accordance with this comment as follows:
At the time of Annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. After Annuitization begins, the only value associated with the Contract is the stream of annuity payments and funds are no longer invested in any Strategy. Unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the Contract over and above the annuity payments.
Index Strategies
Market Exposures and Risks, p. 33
48.
Please clarify that risks/returns related to each Index cannot be determined from the table alone.
Response. We have amended the paragraph above the risk table in accordance with this comment as follows:
The table below reflects each Index’s primary market exposures and associated investment risks. The risks and/or returns related to each Index cannot be determined from the table alone. A description of each investment risk immediately follows the table.

Non-US Securities Risks, p.35
49.
Please clarify that an index containing foreign component securities may be subject to the risk of stale prices.
Response. We have amended this paragraph in accordance with the comment as follows:
Non-U.S. Securities Risk. Securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. Non-U.S. securities may decline in value due to political, economic, and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. These types of securities may also experience stale prices if local markets are closed or disrupted. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
Description of the Indexes, p. 37
50.
Please clarify whether the non-S&P indexes include dividends declared by any of the companies in the underlying index as part of their return.
Response. None of the indexes for this product include dividends declared by any of the companies in the index. As such, we have amended the second to last paragraph in the "1. Index" sub-section of the "What factors will affect my investment gains and losses under the Index Strategies?" to indicate this as follows:
None of the Indexes available under this Contract do not include income from any dividends paid by component companies. The exclusion of dividends from an Index will lower the Index Performance, particularly over the course of time. Certain Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower the Index Performance. See "Crediting Factors – Indexes."
We have also amended this same information in the sixth bullet in the "Investment Risk" section.
Index Strategy Earnings
Daily Index Strategy Percentage, p. 53
51.
Please consider moving the fifth paragraph up in this section.
Response. In accordance with this comment, we moved the fifth paragraph up to after the second paragraph so the disclosure flows better.
Please contact me direct at (402) 304-7695 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Jan Fischer
Jan Fischer
Senior Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies